Segment information (Tables)	12 Months Ended
Jun. 30, 2019
Segment Information [Abstract]
Schedule of selected P&L, assets & liabilities information by segment
	2019
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	357,910	8,520	171,735	-	160,476	16,795	384	-
Gain from sale of farm	142,812	142,812	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	56,718	-	18,714	2,619	34,511	1,526	(652)	-
Reversal of provision for agricultural products after harvest	(2,040)	-	(2,040)	-	-	-	-	-
Cost of sales	(319,214)	(1,788)	(156,656)	-	(142,303)	(17,118)	(1,349)	-
Gross profit	236,186	149,544	31,753	2,619	52,684	1,203	(1,617)	-
Operating income (expenses)
Selling expenses	(10,536)	(35)	(10,885)	-	-	(201)	585	-
General and administrative expenses	(38,812)	-	-	-	-	-	-	(38,812)
Other operating income	(1,064)	-	-	-	-	-	-	(1,064)
Equity pickup	1,102	-	-	-	-	-	-	1,102
Operating income (loss)	186,876	149,509	20,868	2,619	52,684	1,002	(1,032)	(38,774)
Net financial income
Financial income	310,538	93,460	13,699	-	79,232	-	11,549	112,598
Financial expenses	(297,616)	(116,502)	(9,566)	-	(44,948)	-	-	(126,600)
Net income (loss) before taxes	199,798	126,467	25,001	2,619	86,968	1,002	10,517	(52,776)
Income and social contribution taxes	(22,719)	(7,724)	(8,500)	-	(29,569)	(341)	(3,576)	26,991
Net income (loss) for the year	177,079	118,743	16,501	2,619	57,399	661	6,941	(25,785)
Total assets	1,357,614	777,664	156,420	12,955	157,920	39,135	26,733	186,787
Total liabilities	477,081	-	85,486	-	43,482	-	-	348,113

	2018
			Agricultural activity
	Total	Real Estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	244,278	5,133	97,180	-	138,143	4,081	(259)	-
Gain from sale of farm	39,817	39,817	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products (Note 9)	99,083	-	55,584	-	43,952	239	(692)	-
Reversal of provision for agricultural products after harvest	883	-	905	-	-	-	(22)	-
Cost of sales	(228,319)	-	(89,633)	-	(134,028)	(4,378)	(280)	-
Gross profit	155,742	44,950	64,036	-	48,067	(58)	(1,253)	-
Operating income (expenses)
Selling expenses	(10,087)	-	(9,730)	-	-	(383)	26	-
General and administrative expenses	(34,945)	-	-	-	-	-	-	(34,945)
Other operating income	35,432	-	-	-	-	-	-	35,432
Equity pickup	14,671	-	-	-	-	-	-	14,671
Operating income (loss)	160,813	44,950	54,306	-	48,067	(441)	(1,227)	15,158
Net financial income
Financial income	129,323	20,843	12,388	-	18,208	-	18,501	59,383
Financial expenses	(137,879)	(5,158)	(6,606)	-	(20,597)	-	(18,261)	(87,257)
Net income (loss) before taxes	152,257	60,635	60,088	-	45,678	(441)	(987)	(12,716)
Income and social contribution taxes	(25,919)	(20,616)	(20,430)	-	(15,531)	150	335	30,173
Net income (loss) for the year	126,338	40,019	39,658	-	30,147	(291)	(652)	17,457
Total assets	1,179,599	624,417	78,070	-	129,787	35,438	14,073	297,814
Total liabilities	423,735	-	73,610	-	52,310	-	-	297,815

Schedule of non current asets and revenue
	Brazil		Paraguay
	2019	2018	2019	2018
Net income	329,071	218,224	28,839	26,054
Non-current	516,768	646,528	188,785	182,628